RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT-OF-USE ASSETS
14	RIGHT-OF-USE ASSETS

The Group leases several assets including office property, residential property, ships and ship equipment which are disclosed as right-of-use assets.

	Office and residential property	Ships	Ships equipment	Total
	US$’000	US$’000	US$’000	US$’000

Cost:
Balance at 1 January 2021	2,747	87,918	274	90,939
Additions	371	20,254	243	20,868
Derecognition of right-of-use asset	(310)	(12,285)	(41)	(12,636)
Effect of foreign currency exchange differences	88	0	0	88
Balance at 31 December 2021	2,896	95,887	476	99,259
Additions	898	48,829	39	49,766
Transfer to ships, property, plant and equipment (Note 13)	-	(23,436)	-	(23,436)
Derecognition of right-of-use-asset	(405)	-	-	(405)
Effect of foreign currency exchange differences	(48)	-	-	(48)
Balance at 31 December 2022	3,341	121,280	515	125,136

Accumulated depreciation:
Balance at 1 January 2021	1,381	38,104	142	39,627
Depreciation for continuing operations	938	34,781	117	35,836
Depreciation for discontinued operation	34	-	-	34
Derecognition of right-of-use asset	(310)	(9,252)	(41)	(9,603)
Effect of foreign currency exchange differences	54	-	-	54
Balance at 31 December 2021	2,097	63,633	218	65,948
Depreciation	889	35,547	129	36,565
Transfer to ships, property, plant and equipment (Note 13)	-	(4,809)	-	(4,809)
Derecognition of right-of-use-asset	(405)	-	-	(405)
Effect of foreign currency exchange differences	(31)	-	-	(31)
Balance at 31 December 2022	2,550	94,371	347	97,268

Impairment:
Balance at 1 January 2021	-	2,250	-	2,250
Derecognition of right-of-use asset	-	(360)	-	(360)
Reversal of impairment loss from continuing operations	-	(1,046)	-	(1,046)
Balance at 31 December 2021	-	844	-	844
Impairment loss	-	985	-	985
Balance at 31 December 2022	-	1,829	-	1,829

Carrying amount:
At 31 December 2022	791	25,080	168	26,039
At 31 December 2021	799	31,410	258	32,467

GRINDROD SHIPPING HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14	RIGHT-OF-USE ASSETS (cont’d)

Right-of-use assets are depreciated over the remaining period of the lease. The average lease term is between 1 and 4 years for property, between 3 and 5 years for ships, and between 2 and 4 years for ship equipment.

Depreciation expense of US$35,676,000 (2021: US$34,898,000 and 2020: US$26,413,000) for ships and ship equipment are recognised in cost of sales and the depreciation expense of US$889,000 (2021: US$938,000 and 2020: US$1,019,000) for office and residential property is recognised separately in administrative expense.

The Group has options to purchase certain ships at set prices at certain dates within the contracts. The exercise price is not included in the right-of-use assets for these ships because it is not reasonably certain that the options will be exercised.

For the year ended 31 December 2022, the Group recognised expense of US$60,869,000 (2021: US$90,763,000 and 2020: US$42,946,000) for short-term leases (i.e. a lease period of 12 months or less), US$82,000 (2021: US$58,000 and 2020: US$84,000) for leases of low value assets and US$60,869,000 (2021: US$90,763,000 and 2020: $42,946,000) for variable lease payments in connection with pool arrangements not included in the measurement of the lease liability.

Corresponding lease liabilities are disclosed in Note 24.